Note 5 - Acquisitions (Details)											1 Months Ended	12 Months Ended
	Jan. 14, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 24, 2014 USD ($)	Dec. 09, 2013 USD ($) shares	Dec. 09, 2013 USD ($)	Sep. 13, 2013 USD ($) shares	Mar. 28, 2013 USD ($) $ / shares shares	Jan. 01, 2013 USD ($) shares	Dec. 28, 2012 USD ($)	Dec. 18, 2012 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Oct. 21, 2013 USD ($)
Note 5 - Acquisitions (Details) [Line Items]
True up Clause Liability												$ 1,365
Advances for Acquisitions of Property							$ 10,847,000
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Number of Businesses Acquired			3
Business Combination, Consideration Transferred			$ 21,000,000
Number of Days Between First and Second Completion			20
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Capital Lease Obligation			$ 5,026,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares												1,231,356	422
Sale of Stock, Consideration Received on Transaction												$ 87,000
True up Clause Liability												335,000
Business Combination, Working Capital Adjustment												234,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													$ 745,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual													132,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 1,680,000
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member] | First Completion [Member]
Note 5 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 3,180,000
Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred										$ 11,000,000
Advances for Acquisitions of Property								$ 21,855,000
Other Advances for Acquisition of Property								$ 8,000
Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Consideration Transferred						$ 15,000,000
Payments to Acquire Businesses, Gross						$ 125,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares						1
Business Combination, Consideration Transferred, Liabilities Incurred		$ 15,000,000				$ 15,000,000
Business Acquisition, Purchases Price Adjusted Amount		3,300,000											3,300,000
Leased Mineral Interests, Reduction to Net Liabilities		8,444,000											8,444,000
Viking Acquisition Group LLC [Member] | Mining Properties and Mineral Rights [Member]
Note 5 - Acquisitions (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		4,341,000											4,341,000
Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%	100.00%
Business Combination, Consideration Transferred				$ 30,000,000								30,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares				1
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 8,402,000	$ 8,402,000
Business Acquisition, Purchases Price Adjusted Amount											$ 28,402,000
Selling, General and Administrative Expenses [Member] | Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Allowance for Doubtful Other Receivables, Current		6,558,000											6,558,000
RJLT Investments LLC [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred									$ 1,500,000
Williams Industries LLC [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred									2,000,000
Kentucky Fuel Corporation [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred									$ 7,500,000
CCIM [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares							1
Advances for Acquisitions of Property							$ 3,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned							$ 6,400,000
Share Price (in Dollars per share) | $ / shares							$ 135,000,000
J Mining & Energy Group [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares								1
J Mining & Energy Group [Member] | Selling, General and Administrative Expenses [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 26,774,000						$ 26,774,000
Senior Notes [Member] | Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed						5,875,000
Notes Payable						9,000,000
Debt Instrument, Periodic Payment, Principal						$ 1,500,000
Senior Notes [Member] | Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				24,000,000								14,000,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed				10,000,000
Notes Payable		8,400,000		14,000,000	14,000,000							8,153,000	8,400,000
Debt Instrument, Periodic Payment, Principal					$ 2,800,000
Other Convertible Notes [Member] | Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Leased Mineral Interests, Reduction to Net Liabilities		$ 4,500,000											$ 4,500,000
Promissory Note [Member]
Note 5 - Acquisitions (Details) [Line Items]
Notes Payable															$ 6,000,000
Repayments of Notes Payable											$ 6,000,000
Promissory Note [Member] | Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				$ 6,000,000								$ 6,000,000